16. PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment [abstract]
Returnable assets, residual value	R$ 9,095,432	R$ 9,048,877
Finance and transaction cost capitalisation percentage	7.00%	7.00%	7.00%